UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Atlanta Capital SMID-Cap Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2023
Eaton Vance
Atlanta Capital SMID-Cap Fund

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Performance

Portfolio Manager(s) Charles B. Reed, CFA, William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	12.56%	(3.62)%	9.24%	11.56%
Class A with 5.25% Maximum Sales Charge	—	—	6.67	(8.67)	8.07	10.96
Class C at NAV	10/01/2009	04/30/2002	12.11	(4.33)	8.43	10.90
Class C with 1% Maximum Deferred Sales Charge	—	—	11.13	(5.17)	8.43	10.90
Class I at NAV	04/30/2002	04/30/2002	12.70	(3.36)	9.52	11.84
Class R at NAV	08/03/2009	04/30/2002	12.43	(3.87)	8.97	11.29
Class R6 at NAV	07/01/2014	04/30/2002	12.74	(3.30)	9.60	11.93

Russell 2500™Index	—	—	11.07%	(10.39)%	6.64%	9.06%
Russell 2000® Index	—	—	9.14	(11.61)	4.71	8.03
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R	Class R6
	1.14%	1.89%	0.88%	1.39%	0.82%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
W.R. Berkley Corp.	4.4%
Carlisle Cos., Inc.	3.4
Teleflex, Inc.	3.2
Envista Holdings Corp.	3.2
Aramark	3.1
Markel Corp.	3.1
CACI International, Inc., Class A	2.9
Landstar System, Inc.	2.7
Brown & Brown, Inc.	2.7
AptarGroup, Inc.	2.6
Total	31.3%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Russell 2500™ Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,125.60	$ 6.09	1.15%
Class C	$1,000.00	$1,121.10	$10.05	1.90%
Class I	$1,000.00	$1,127.00	$ 4.77	0.90%
Class R	$1,000.00	$1,124.30	$ 7.41	1.40%
Class R6	$1,000.00	$1,127.40	$ 4.40	0.83%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$ 5.79	1.15%
Class C	$1,000.00	$1,015.46	$ 9.55	1.90%
Class I	$1,000.00	$1,020.44	$ 4.53	0.90%
Class R	$1,000.00	$1,017.95	$ 7.04	1.40%
Class R6	$1,000.00	$1,020.79	$ 4.18	0.83%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
5

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value
Aerospace & Defense — 1.8%
Hexcel Corp.	2,665,405	$ 181,913,891
		$ 181,913,891
Banks — 1.5%
Columbia Banking System, Inc.	3,266,157	$ 69,961,083
Prosperity Bancshares, Inc.	1,467,639	90,289,151
		$ 160,250,234
Building Products — 5.9%
Advanced Drainage Systems, Inc.(1)	460,643	$ 38,790,747
Carlisle Cos., Inc.	1,565,957	354,015,899
Lennox International, Inc.	879,050	220,887,684
		$ 613,694,330
Capital Markets — 7.9%
Affiliated Managers Group, Inc.	1,636,405	$ 233,056,800
FactSet Research Systems, Inc.	254,383	105,591,840
Morningstar, Inc.	1,137,670	230,981,140
SEI Investments Co.	4,259,526	245,135,721
		$ 814,765,501
Chemicals — 2.3%
RPM International, Inc.	2,768,494	$ 241,523,416
		$ 241,523,416
Commercial Services & Supplies — 0.3%
Ritchie Bros. Auctioneers, Inc.	614,339	$ 34,581,142
		$ 34,581,142
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	728,866	$ 157,770,334
		$ 157,770,334
Containers & Packaging — 2.6%
AptarGroup, Inc.	2,304,203	$ 272,333,753
		$ 272,333,753
Distributors — 3.7%
LKQ Corp.	4,775,826	$ 271,075,884
Pool Corp.	323,933	110,927,616
		$ 382,003,500
Security	Shares	Value
Diversified Consumer Services — 1.2%
Service Corp. International	1,766,212	$ 121,480,061
		$ 121,480,061
Electrical Equipment — 1.3%
Acuity Brands, Inc.	719,361	$ 131,448,835
		$ 131,448,835
Electronic Equipment, Instruments & Components — 1.7%
Trimble, Inc.(2)	3,332,895	$ 174,710,356
		$ 174,710,356
Financial Services — 3.2%
Jack Henry & Associates, Inc.	597,728	$ 90,089,564
WEX, Inc.(2)	1,302,965	239,602,234
		$ 329,691,798
Ground Transportation — 4.8%
J.B. Hunt Transport Services, Inc.	1,212,630	$ 212,768,060
Landstar System, Inc.	1,579,397	283,122,706
		$ 495,890,766
Health Care Equipment & Supplies — 6.4%
Envista Holdings Corp.(2)	8,101,021	$ 331,169,739
Teleflex, Inc.(1)	1,321,165	334,664,306
		$ 665,834,045
Health Care Providers & Services — 0.7%
Henry Schein, Inc.(2)	891,905	$ 72,725,934
		$ 72,725,934
Hotels, Restaurants & Leisure — 5.2%
Aramark (1)	8,971,146	$ 321,167,027
Choice Hotels International, Inc.(1)	1,806,542	211,708,657
		$ 532,875,684
Insurance — 10.2%
Brown & Brown, Inc.	4,901,447	$ 281,441,087
Markel Corp.(2)	247,113	315,664,617
W.R. Berkley Corp.	7,284,056	453,505,327
		$ 1,050,611,031
IT Services — 3.5%
Gartner, Inc.(2)	309,875	$ 100,947,979
GoDaddy, Inc., Class A(2)	3,336,135	259,284,412
		$ 360,232,391

6
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	1,495,016	$ 110,915,237
		$ 110,915,237
Machinery — 4.4%
Graco, Inc.	1,550,857	$ 113,228,070
IDEX Corp.	787,756	181,995,269
Nordson Corp.	703,052	156,260,337
		$ 451,483,676
Marine Transportation — 1.8%
Kirby Corp.(2)	2,606,248	$ 181,655,486
		$ 181,655,486
Professional Services — 9.1%
Booz Allen Hamilton Holding Corp.	2,576,579	$ 238,823,108
Broadridge Financial Solutions, Inc.	1,113,647	163,227,241
CACI International, Inc., Class A(2)	1,010,743	299,462,936
FTI Consulting, Inc.(1)(2)	791,852	156,271,992
TransUnion	1,291,509	80,254,369
		$ 938,039,646
Real Estate Management & Development — 1.6%
Jones Lang LaSalle, Inc.(2)	1,106,672	$ 161,009,709
		$ 161,009,709
Software — 7.3%
Black Knight, Inc.	2,895,822	$ 166,683,514
Blackbaud, Inc.(2)	2,267,102	157,110,168
Dolby Laboratories, Inc., Class A	2,963,442	253,137,216
Manhattan Associates, Inc.(2)	713,481	110,482,533
Tyler Technologies, Inc.(2)	201,775	71,557,486
		$ 758,970,917
Specialty Retail — 3.5%
Burlington Stores, Inc.(2)	1,027,926	$ 207,743,845
Ulta Beauty, Inc.(2)	279,203	152,352,701
		$ 360,096,546
Textiles, Apparel & Luxury Goods — 3.6%
Columbia Sportswear Co.	2,456,900	$ 221,710,656
Deckers Outdoor Corp.(2)	334,442	150,348,401
		$ 372,059,057
Total Common Stocks (identified cost $6,031,284,799)		$10,128,567,276

Short-Term Investments — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(3)	237,990,625	$ 237,990,625
Total Short-Term Investments (identified cost $237,990,625)		$ 237,990,625
Total Investments — 100.4% (identified cost $6,269,275,424)		$10,366,557,901
Other Assets, Less Liabilities — (0.4)%		$ (45,055,255)
Net Assets — 100.0%		$10,321,502,646
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $19,251,233.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.

7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Unaffiliated investments, at value (identified cost $6,031,284,799) — including $19,251,233 of securities on loan	$ 10,128,567,276
Affiliated investment, at value (identified cost $237,990,625)	237,990,625
Dividends receivable	4,171,590
Dividends receivable from affiliated investment	870,221
Receivable for investments sold	11,298,310
Receivable for Fund shares sold	22,390,965
Securities lending income receivable	3,306
Total assets	$10,405,292,293
Liabilities
Payable for investments purchased	$ 47,609,780
Payable for Fund shares redeemed	26,549,806
Payable to affiliates:
Investment adviser fee	6,844,322
Distribution and service fees	405,250
Accrued expenses	2,380,489
Total liabilities	$ 83,789,647
Net Assets	$10,321,502,646
Sources of Net Assets
Paid-in capital	$ 6,080,210,847
Distributable earnings	4,241,291,799
Net Assets	$10,321,502,646
Class A Shares
Net Assets	$ 979,141,709
Shares Outstanding	33,635,832
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 29.11
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 30.72
Class C Shares
Net Assets	$ 32,995,879
Shares Outstanding	1,353,316
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 24.38
Class I Shares
Net Assets	$ 5,404,589,605
Shares Outstanding	156,695,685
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 34.49
Class R Shares
Net Assets	$ 412,713,142
Shares Outstanding	15,008,175
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 27.50
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

March 31, 2023
Class R6 Shares
Net Assets	$3,492,062,311
Shares Outstanding	100,206,828
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 34.85
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $195,145)	$ 47,320,757
Dividend income from affiliated investment	4,032,657
Securities lending income, net	8,885
Total investment income	$ 51,362,299
Expenses
Investment adviser fee	$ 40,758,111
Distribution and service fees:
Class A	1,229,520
Class C	166,369
Class R	1,047,428
Trustees’ fees and expenses	54,250
Custodian fee	708,685
Transfer and dividend disbursing agent fees	2,761,724
Legal and accounting services	111,075
Printing and postage	222,280
Registration fees	178,199
Miscellaneous	159,264
Total expenses	$ 47,396,905
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 169,379
Total expense reductions	$ 169,379
Net expenses	$ 47,227,526
Net investment income	$ 4,134,773
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 242,342,214
Net realized gain	$ 242,342,214
Change in unrealized appreciation (depreciation):
Investments	$ 935,233,326
Net change in unrealized appreciation (depreciation)	$ 935,233,326
Net realized and unrealized gain	$1,177,575,540
Net increase in net assets from operations	$1,181,710,313
10
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ 4,134,773	$ (7,110,800)
Net realized gain	242,342,214	1,092,670,634
Net change in unrealized appreciation (depreciation)	935,233,326	(2,114,770,352)
Net increase (decrease) in net assets from operations	$ 1,181,710,313	$ (1,029,210,518)
Distributions to shareholders:
Class A	$ (108,934,039)	$ (149,071,743)
Class C	(4,260,378)	(5,783,966)
Class I	(499,140,365)	(575,449,101)
Class R	(48,760,578)	(59,776,460)
Class R6	(331,101,135)	(444,967,262)
Total distributions to shareholders	$ (992,196,495)	$ (1,235,048,532)
Transactions in shares of beneficial interest:
Class A	$ 77,789,900	$ (202,279,186)
Class C	2,415,680	(4,268,873)
Class I	486,594,623	256,178,647
Class R	26,582,657	(12,789,464)
Class R6	167,832,526	(464,945,199)
Net increase (decrease) in net assets from Fund share transactions	$ 761,215,386	$ (428,104,075)
Net increase (decrease) in net assets	$ 950,729,204	$ (2,692,363,125)
Net Assets
At beginning of period	$ 9,370,773,442	$12,063,136,567
At end of period	$10,321,502,646	$ 9,370,773,442
11
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 28.950	$ 36.680	$ 30.690	$ 34.740	$ 34.450	$ 29.050
Income (Loss) From Operations
Net investment loss(1)	$ (0.022)	$ (0.096)	$ (0.160)	$ (0.088)	$ (0.088)	$ (0.096)
Net realized and unrealized gain (loss)	3.724	(3.307)	9.835	(1.586)	2.526	6.606
Total income (loss) from operations	$ 3.702	$ (3.403)	$ 9.675	$ (1.674)	$ 2.438	$ 6.510
Less Distributions
From net realized gain	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.376)	$ (2.148)	$ (1.110)
Total distributions	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.376)	$ (2.148)	$ (1.110)
Net asset value — End of period	$ 29.110	$ 28.950	$ 36.680	$ 30.690	$ 34.740	$ 34.450
Total Return(2)	12.56% (3)	(10.60)%	34.78%	(5.21)%	8.29%	22.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$979,142	$897,642	$1,347,594	$1,360,610	$1,764,848	$1,935,900
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.15% (5)(6)	1.14% (5)	1.14%	1.17%	1.17%	1.16%
Net investment loss	(0.14)% (6)	(0.29)%	(0.46)%	(0.29)%	(0.28)%	(0.30)%
Portfolio Turnover of the Portfolio(7)	—	—	—	—	—	3%
Portfolio Turnover of the Fund	7% (3)	7%	9%	21%	16%	5% (8)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(6)	Annualized.
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.
12
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 24.840	$ 32.290	$ 27.620	$ 31.700	$ 31.870	$ 27.140
Income (Loss) From Operations
Net investment loss(1)	$ (0.114)	$ (0.300)	$ (0.371)	$ (0.290)	$ (0.298)	$ (0.310)
Net realized and unrealized gain (loss)	3.196	(2.823)	8.726	(1.429)	2.276	6.150
Total income (loss) from operations	$ 3.082	$ (3.123)	$ 8.355	$ (1.719)	$ 1.978	$ 5.840
Less Distributions
From net realized gain	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.361)	$ (2.148)	$ (1.110)
Total distributions	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.361)	$ (2.148)	$ (1.110)
Net asset value — End of period	$24.380	$24.840	$32.290	$ 27.620	$ 31.700	$ 31.870
Total Return(2)	12.11% (3)	(11.25)%	33.76%	(5.89)%	7.46%	22.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 32,996	$ 31,131	$ 45,010	$101,804	$181,257	$239,937
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.90% (5)(6)	1.89% (5)	1.89%	1.92%	1.92%	1.91%
Net investment loss	(0.89)% (6)	(1.04)%	(1.21)%	(1.03)%	(1.03)%	(1.06)%
Portfolio Turnover of the Portfolio(7)	—	—	—	—	—	3%
Portfolio Turnover of the Fund	7% (3)	7%	9%	21%	16%	5% (8)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(6)	Annualized.
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.
13
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 33.690	$ 41.880	$ 34.480	$ 38.710	$ 38.030	$ 31.880
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.018	$ (0.014)	$ (0.080)	$ (0.012)	$ (0.009)	$ (0.020)
Net realized and unrealized gain (loss)	4.324	(3.849)	11.165	(1.767)	2.837	7.280
Total income (loss) from operations	$ 4.342	$ (3.863)	$ 11.085	$ (1.779)	$ 2.828	$ 7.260
Less Distributions
From net investment income	$ —	$ —	$ —	$ (0.015)	$ —	$ —
From net realized gain	(3.542)	(4.327)	(3.685)	(2.436)	(2.148)	(1.110)
Total distributions	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.451)	$ (2.148)	$ (1.110)
Net asset value — End of period	$ 34.490	$ 33.690	$ 41.880	$ 34.480	$ 38.710	$ 38.030
Total Return(2)	12.70% (3)	(10.36)%	35.08%	(4.95)%	8.55%	23.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,404,590	$4,809,702	$5,667,586	$5,185,675	$6,906,251	$7,422,332
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.90% (5)(6)	0.88% (5)	0.88%	0.92%	0.92%	0.91%
Net investment income (loss)	0.10% (6)	(0.04)%	(0.20)%	(0.04)%	(0.03)%	(0.06)%
Portfolio Turnover of the Portfolio(7)	—	—	—	—	—	3%
Portfolio Turnover of the Fund	7% (3)	7%	9%	21%	16%	5% (8)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(6)	Annualized.
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.
14
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Financial Highlights — continued

	Class R
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 27.550	$ 35.190	$ 29.660	$ 33.710	$ 33.580	$ 28.410
Income (Loss) From Operations
Net investment loss(1)	$ (0.056)	$ (0.172)	$ (0.238)	$ (0.161)	$ (0.162)	$ (0.171)
Net realized and unrealized gain (loss)	3.548	(3.141)	9.453	(1.528)	2.440	6.451
Total income (loss) from operations	$ 3.492	$ (3.313)	$ 9.215	$ (1.689)	$ 2.278	$ 6.280
Less Distributions
From net realized gain	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.361)	$ (2.148)	$ (1.110)
Total distributions	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.361)	$ (2.148)	$ (1.110)
Net asset value — End of period	$ 27.500	$ 27.550	$ 35.190	$ 29.660	$ 33.710	$ 33.580
Total Return(2)	12.43% (3)	(10.82)%	34.41%	(5.43)%	8.01%	22.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$412,713	$387,000	$504,892	$480,822	$588,076	$583,049
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.40% (5)(6)	1.39% (5)	1.39%	1.42%	1.42%	1.41%
Net investment loss	(0.39)% (6)	(0.54)%	(0.70)%	(0.54)%	(0.53)%	(0.55)%
Portfolio Turnover of the Portfolio(7)	—	—	—	—	—	3%
Portfolio Turnover of the Fund	7% (3)	7%	9%	21%	16%	5% (8)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(6)	Annualized.
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.
15
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 34.000	$ 42.200	$ 34.690	$ 38.930	$ 38.200	$ 31.990
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.031	$ 0.011	$ (0.051)	$ 0.019	$ 0.023	$ 0.016
Net realized and unrealized gain (loss)	4.361	(3.884)	11.246	(1.774)	2.855	7.304
Total income (loss) from operations	$ 4.392	$ (3.873)	$ 11.195	$ (1.755)	$ 2.878	$ 7.320
Less Distributions
From net investment income	$ —	$ —	$ —	$ (0.049)	$ —	$ —
From net realized gain	(3.542)	(4.327)	(3.685)	(2.436)	(2.148)	(1.110)
Total distributions	$ (3.542)	$ (4.327)	$ (3.685)	$ (2.485)	$ (2.148)	$ (1.110)
Net asset value — End of period	$ 34.850	$ 34.000	$ 42.200	$ 34.690	$ 38.930	$ 38.200
Total Return(2)	12.74% (3)	(10.30)%	35.19%	(4.85)%	8.64%	23.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,492,062	$3,245,298	$4,498,054	$3,834,042	$3,638,192	$2,828,862
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.83% (5)(6)	0.82% (5)	0.81%	0.82%	0.82%	0.82%
Net investment income (loss)	0.17% (6)	0.03%	(0.13)%	0.06%	0.07%	0.05%
Portfolio Turnover of the Portfolio(7)	—	—	—	—	—	3%
Portfolio Turnover of the Fund	7% (3)	7%	9%	21%	16%	5% (8)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(6)	Annualized.
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.
16
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of March 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business
17

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2022, the Fund had a late year ordinary loss of $5,102,069 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,280,123,658
Gross unrealized appreciation	$ 4,156,807,950
Gross unrealized depreciation	(70,373,707)
Net unrealized appreciation	$4,086,434,243
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.0000%
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion but less than $7.5 billion	0.7500%
$7.5 billion but less than $10 billion	0.7200%
$10 billion but less than $15 billion	0.7100%
$15 billion and over	0.6900%
For the six months ended March 31, 2023, the investment adviser fee amounted to $40,758,111 or 0.80% (annualized) of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the
18

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Fund, but receives no compensation. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Atlanta Capital a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment adviser fee paid was reduced by $169,379 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, EVM earned $201,157 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,730 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023 in the amount of $2,100. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2023 amounted to $1,229,520 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2023, the Fund paid or accrued to EVD $124,777 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2023, the Fund paid or accrued to EVD $523,714 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2023 amounted to $41,592 and $523,714 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2023, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $715,616,138 and $1,000,223,090, respectively, for the six months ended March 31, 2023.
19

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented,  were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	2,784,217	$ 83,651,519	4,657,684	$ 154,067,695
Issued to shareholders electing to receive payments of distributions in Fund shares	3,195,166	94,736,673	4,020,572	131,110,853
Redemptions	(3,347,654)	(100,598,292)	(14,415,597)	(487,457,734)
Net increase (decrease)	2,631,729	$ 77,789,900	(5,737,341)	$ (202,279,186)
Class C
Sales	171,152	$ 4,317,030	134,784	$ 3,842,080
Issued to shareholders electing to receive payments of distributions in Fund shares	163,715	4,074,859	199,299	5,610,269
Redemptions	(234,996)	(5,976,209)	(474,625)	(13,721,222)
Net increase (decrease)	99,871	$ 2,415,680	(140,542)	$ (4,268,873)
Class I
Sales	22,585,286	$ 796,213,999	28,541,520	$ 1,080,885,929
Issued to shareholders electing to receive payments of distributions in Fund shares	11,781,967	413,664,849	12,768,891	483,557,902
Redemptions	(20,421,987)	(723,284,225)	(33,874,580)	(1,308,265,184)
Net increase	13,945,266	$ 486,594,623	7,435,831	$ 256,178,647
Class R
Sales	347,595	$ 9,880,905	548,207	$ 17,567,078
Issued to shareholders electing to receive payments of distributions in Fund shares	1,735,882	48,656,759	1,918,112	59,653,272
Redemptions	(1,120,850)	(31,955,007)	(2,767,967)	(90,009,814)
Net increase (decrease)	962,627	$ 26,582,657	(301,648)	$ (12,789,464)
Class R6
Sales	8,125,287	$ 291,909,201	17,505,967	$ 680,724,844
Issued to shareholders electing to receive payments of distributions in Fund shares	7,395,231	262,234,878	9,234,446	352,663,487
Redemptions	(10,764,198)	(386,311,553)	(37,872,837)	(1,498,333,530)
Net increase (decrease)	4,756,320	$ 167,832,526	(11,132,424)	$ (464,945,199)
20

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million.  Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At March 31, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $19,251,233 and $19,529,296, respectively. Collateral received was comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
10  Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $237,990,625, which represents 2.3% of the Fund's net assets. Transactions in such funds by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$160,393,817	$806,565,148	$(728,968,340)	$ —	$ —	$237,990,625	$4,032,657	237,990,625
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
21

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,128,567,276*	$ —	$ —	$ 10,128,567,276
Short-Term Investments	237,990,625	—	—	237,990,625
Total Investments	$ 10,366,557,901	$ —	$ —	$10,366,557,901
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
22

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
23

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
24

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
25

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7726    3.31.23

Eaton Vance
Atlanta Capital
Focused Growth Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2023
Eaton Vance
Atlanta Capital Focused Growth Fund

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Performance

Portfolio Manager(s) Joseph B. Hudepohl, CFA, Robert R. Walton, Jr., CFA, Jeffrey A. Miller, CFA and Lance V. Garrison, CFA, each of Atlanta Capital Management Company, LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	15.66%	(4.45)%	15.03%	13.82%
Class A with 5.25% Maximum Sales Charge	—	—	9.61	(9.46)	13.80	13.21
Class C at NAV	05/02/2011	04/30/2002	15.17	(5.14)	14.19	13.13
Class C with 1% Maximum Deferred Sales Charge	—	—	14.17	(6.09)	14.19	13.13
Class I at NAV	04/30/2002	04/30/2002	15.71	(4.23)	15.33	14.10

Russell 1000® Growth Index	—	—	16.88%	(10.90)%	13.65%	14.58%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.03%	1.78%	0.78%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Visa, Inc., Class A	7.6%
Alphabet, Inc., Class C	7.2
Thermo Fisher Scientific, Inc.	6.6
Microsoft Corp.	6.5
Danaher Corp.	6.0
Mastercard, Inc., Class A	5.1
TJX Cos., Inc. (The)	4.5
Amphenol Corp., Class A	4.3
Linde PLC	4.1
Verisk Analytics, Inc.	4.0
Total	55.9%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,156.60	$5.59	1.04%
Class C	$1,000.00	$1,151.70	$9.60	1.79%
Class I	$1,000.00	$1,157.10	$4.25	0.79%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.75	$5.24	1.04%
Class C	$1,000.00	$1,016.01	$9.00	1.79%
Class I	$1,000.00	$1,020.99	$3.98	0.79%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
5

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 96.0%
Security	Shares	Value
Capital Markets — 5.4%
Intercontinental Exchange, Inc.	224,866	$ 23,451,275
S&P Global, Inc.	68,651	23,668,805
		$ 47,120,080
Chemicals — 7.7%
Ecolab, Inc.	189,865	$ 31,428,354
Linde PLC	102,055	36,274,429
		$ 67,702,783
Consumer Staples Distribution & Retail — 2.8%
Dollar General Corp.	118,635	$ 24,967,922
		$ 24,967,922
Electronic Equipment, Instruments & Components — 4.3%
Amphenol Corp., Class A	464,960	$ 37,996,531
		$ 37,996,531
Financial Services — 18.7%
Fiserv, Inc.(1)	309,974	$ 35,036,361
Mastercard, Inc., Class A	121,705	44,228,814
PayPal Holdings, Inc.(1)	231,252	17,561,277
Visa, Inc., Class A	296,342	66,813,267
		$163,639,719
Insurance — 1.9%
Marsh & McLennan Cos., Inc.	97,634	$ 16,260,943
		$ 16,260,943
Interactive Media & Services — 9.2%
Alphabet, Inc., Class C(1)	601,280	$ 62,533,120
Meta Platforms, Inc., Class A(1)	83,757	17,751,459
		$ 80,284,579
IT Services — 3.3%
Gartner, Inc.(1)	89,160	$ 29,045,653
		$ 29,045,653
Life Sciences Tools & Services — 12.6%
Danaher Corp.	207,918	$ 52,403,653
Thermo Fisher Scientific, Inc.	101,196	58,326,338
		$110,729,991
Security	Shares	Value
Machinery — 2.8%
Xylem, Inc.	233,585	$ 24,456,350
		$ 24,456,350
Pharmaceuticals — 3.8%
Zoetis, Inc.	199,813	$ 33,256,876
		$ 33,256,876
Professional Services — 4.0%
Verisk Analytics, Inc.	184,707	$ 35,437,885
		$ 35,437,885
Software — 11.7%
Adobe, Inc.(1)	65,581	$ 25,272,950
Intuit, Inc.	44,580	19,875,101
Microsoft Corp.	199,813	57,606,088
		$102,754,139
Specialized REITs — 3.3%
American Tower Corp.	141,478	$ 28,909,615
		$ 28,909,615
Specialty Retail — 4.5%
TJX Cos., Inc. (The)	506,593	$ 39,696,627
		$ 39,696,627
Total Common Stocks (identified cost $685,251,132)		$842,259,693

Short-Term Investments — 4.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(2)	39,827,060	$ 39,827,060
Total Short-Term Investments (identified cost $39,827,060)		$ 39,827,060
Total Investments — 100.5% (identified cost $725,078,192)		$882,086,753
Other Assets, Less Liabilities — (0.5)%		$ (4,585,009)
Net Assets — 100.0%		$877,501,744

6

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
Abbreviations:
REITs	– Real Estate Investment Trusts
7

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Unaffiliated investments, at value (identified cost $685,251,132)	$ 842,259,693
Affiliated investment, at value (identified cost $39,827,060)	39,827,060
Dividends receivable	275,848
Dividends receivable from affiliated investment	126,694
Receivable for Fund shares sold	3,778,660
Total assets	$886,267,955
Liabilities
Payable for investments purchased	$ 7,055,242
Payable for Fund shares redeemed	987,298
Payable to affiliates:
Investment adviser fee	425,995
Distribution and service fees	45,038
Accrued expenses	252,638
Total liabilities	$ 8,766,211
Net Assets	$877,501,744
Sources of Net Assets
Paid-in capital	$ 725,746,871
Distributable earnings	151,754,873
Net Assets	$877,501,744
Class A Shares
Net Assets	$ 66,745,118
Shares Outstanding	3,992,001
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.72
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 17.65
Class C Shares
Net Assets	$ 38,477,439
Shares Outstanding	2,580,755
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 14.91
Class I Shares
Net Assets	$ 772,279,187
Shares Outstanding	52,997,840
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.57
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income	$ 2,707,549
Dividend income from affiliated investment	516,689
Total investment income	$ 3,224,238
Expenses
Investment adviser fee	$ 2,199,698
Distribution and service fees:
Class A	75,289
Class C	170,995
Trustees’ fees and expenses	23,237
Custodian fee	86,259
Transfer and dividend disbursing agent fees	290,887
Legal and accounting services	20,159
Printing and postage	34,647
Registration fees	57,722
Miscellaneous	16,459
Total expenses	$ 2,975,352
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 21,741
Total expense reductions	$ 21,741
Net expenses	$ 2,953,611
Net investment income	$ 270,627
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (3,236,777)
Net realized loss	$ (3,236,777)
Change in unrealized appreciation (depreciation):
Investments	$ 102,795,714
Net change in unrealized appreciation (depreciation)	$102,795,714
Net realized and unrealized gain	$ 99,558,937
Net increase in net assets from operations	$ 99,829,564
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ 270,627	$ (896,788)
Net realized gain (loss)	(3,236,777)	2,037,433
Net change in unrealized appreciation (depreciation)	102,795,714	(118,087,961)
Net increase (decrease) in net assets from operations	$ 99,829,564	$(116,947,316)
Distributions to shareholders:
Class A	$ (144,961)	$ (1,361,292)
Class C	(91,351)	(861,780)
Class I	(1,740,579)	(10,042,624)
Total distributions to shareholders	$ (1,976,891)	$ (12,265,696)
Transactions in shares of beneficial interest:
Class A	$ 2,899,529	$ (1,683,252)
Class C	4,551,743	(549,059)
Class I	226,039,639	149,110,588
Net increase in net assets from Fund share transactions	$233,490,911	$ 146,878,277
Net increase in net assets	$331,343,584	$ 17,665,265
Net Assets
At beginning of period	$ 546,158,160	$ 528,492,895
At end of period	$877,501,744	$ 546,158,160
10
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.490	$ 18.260	$ 14.260	$ 11.580	$ 11.320	$ 13.260
Income (Loss) From Operations
Net investment loss(1)	$ (0.007)	$ (0.058)	$ (0.065)	$ (0.031)	$ (0.008)	$ (0.023)
Net realized and unrealized gain (loss)	2.276	(3.338)	4.149	2.727	1.788	2.629
Total income (loss) from operations	$ 2.269	$ (3.396)	$ 4.084	$ 2.696	$ 1.780	$ 2.606
Less Distributions
From net realized gain	$ (0.039)	$ (0.374)	$ (0.084)	$ (0.016)	$ (1.520)	$ (4.546)
Total distributions	$ (0.039)	$ (0.374)	$ (0.084)	$ (0.016)	$ (1.520)	$ (4.546)
Net asset value — End of period	$16.720	$14.490	$18.260	$14.260	$11.580	$11.320
Total Return(2)	15.66% (3)	(19.05)%	28.75%	23.31% (4)	18.91% (4)	26.96% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 66,745	$ 55,454	$ 70,818	$ 51,523	$ 42,531	$ 18,938
Ratios (as a percentage of average daily net assets):
Expenses	1.04% (5)(6)	1.03% (5)	1.03%	1.05% (4)	1.10% (4)	1.25% (4)
Net investment loss	(0.09)% (6)	(0.33)%	(0.39)%	(0.25)%	(0.08)%	(0.21)%
Portfolio Turnover	5% (3)	7%	18%	23%	18%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.19% and 0.27% of average daily net assets for the years ended September 30, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
(6)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.980	$ 16.500	$ 12.990	$ 10.630	$ 10.590	$ 12.750
Income (Loss) From Operations
Net investment loss(1)	$ (0.059)	$ (0.168)	$ (0.171)	$ (0.117)	$ (0.082)	$ (0.098)
Net realized and unrealized gain (loss)	2.028	(2.978)	3.765	2.493	1.642	2.484
Total income (loss) from operations	$ 1.969	$ (3.146)	$ 3.594	$ 2.376	$ 1.560	$ 2.386
Less Distributions
From net realized gain	$ (0.039)	$ (0.374)	$ (0.084)	$ (0.016)	$ (1.520)	$ (4.546)
Total distributions	$ (0.039)	$ (0.374)	$ (0.084)	$ (0.016)	$ (1.520)	$ (4.546)
Net asset value — End of period	$14.910	$12.980	$16.500	$12.990	$10.630	$10.590
Total Return(2)	15.17% (3)	(19.58)%	27.78%	22.38% (4)	18.02% (4)	26.01% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 38,477	$ 29,326	$ 38,017	$ 30,580	$ 9,245	$ 2,326
Ratios (as a percentage of average daily net assets):
Expenses	1.79% (5)(6)	1.78% (5)	1.78%	1.80% (4)	1.83% (4)	2.00% (4)
Net investment loss	(0.84)% (6)	(1.08)%	(1.14)%	(1.01)%	(0.82)%	(0.96)%
Portfolio Turnover	5% (3)	7%	18%	23%	18%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.19% and 0.27% of average daily net assets for the years ended September 30, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
(6)	Annualized.
12
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.630	$ 15.910	$ 12.400	$ 10.050	$ 10.010	$ 12.210
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.010	$ (0.011)	$ (0.021)	$ (0.000)(2)	$ 0.017	$ 0.003
Net realized and unrealized gain (loss)	1.974	(2.895)	3.615	2.368	1.543	2.343
Total income (loss) from operations	$ 1.984	$ (2.906)	$ 3.594	$ 2.368	$ 1.560	$ 2.346
Less Distributions
From net investment income	$ (0.005)	$ —	$ —	$ (0.001)	$ —	$ —
From net realized gain	(0.039)	(0.374)	(0.084)	(0.017)	(1.520)	(4.546)
Total distributions	$ (0.044)	$ (0.374)	$ (0.084)	$ (0.018)	$ (1.520)	$ (4.546)
Net asset value — End of period	$ 14.570	$ 12.630	$ 15.910	$ 12.400	$10.050	$10.010
Total Return(3)	15.71% (4)	(18.78)%	29.11%	23.60% (5)	19.22% (5)	27.21% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$772,279	$461,378	$419,658	$271,918	$ 90,874	$ 7,150
Ratios (as a percentage of average daily net assets):
Expenses	0.79% (6)(7)	0.78% (6)	0.78%	0.80% (5)	0.82% (5)	1.00% (5)
Net investment income (loss)	0.15% (7)	(0.07)%	(0.14)%	(0.00)% (8)	0.18%	0.03%
Portfolio Turnover	5% (4)	7%	18%	23%	18%	14%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.19% and 0.27% of average daily net assets for the years ended September 30, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
(7)	Annualized.
(8)	Amount is less than (0.005)%.
13
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of March 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business,
14

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$727,176,733
Gross unrealized appreciation	$ 160,278,294
Gross unrealized depreciation	(5,368,274)
Net unrealized appreciation	$154,910,020
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the six months ended March 31, 2023, the investment adviser fee amounted to $2,199,698 or 0.64% (annualized) of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Atlanta Capital a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment adviser fee paid was reduced by $21,741 relating to the Fund’s investment in the Liquidity Fund.
15

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Prior to March 1, 2023, EVM and Atlanta Capital had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceeded 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. Pursuant to this agreement, EVM and Atlanta Capital reimbursed no operating expenses for the six months ended March 31, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, EVM earned $35,551 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,067 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2023 amounted to $75,289 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2023, the Fund paid or accrued to EVD $128,246 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2023 amounted to $42,749 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2023, the Fund was informed that EVD received approximately $5,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $255,734,475 and $35,704,566, respectively, for the six months ended March 31, 2023.
16

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	533,031	$ 8,618,824	1,180,026	$ 19,713,333
Issued to shareholders electing to receive payments of distributions in Fund shares	8,706	141,828	71,073	1,321,953
Redemptions	(375,519)	(5,861,123)	(1,304,312)	(22,718,538)
Net increase (decrease)	166,218	$ 2,899,529	(53,213)	$ (1,683,252)
Class C
Sales	537,219	$ 7,614,596	571,660	$ 8,808,641
Issued to shareholders electing to receive payments of distributions in Fund shares	6,263	91,129	51,338	859,908
Redemptions	(222,522)	(3,153,982)	(666,571)	(10,217,608)
Net increase (decrease)	320,960	$ 4,551,743	(43,573)	$ (549,059)
Class I
Sales	26,112,798	$ 361,997,933	22,762,009	$ 333,209,150
Issued to shareholders electing to receive payments of distributions in Fund shares	122,387	1,735,449	619,873	10,017,144
Redemptions	(9,779,158)	(137,693,743)	(13,215,796)	(194,115,706)
Net increase	16,456,027	$ 226,039,639	10,166,086	$ 149,110,588
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
17

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $39,827,060, which represents 4.5% of the Fund's net assets. Transactions in such funds by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$21,835,141	$219,559,375	$(201,567,456)	$ —	$ —	$39,827,060	$516,689	39,827,060
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 842,259,693*	$ —	$ —	$ 842,259,693
Short-Term Investments	39,827,060	—	—	39,827,060
Total Investments	$ 882,086,753	$ —	$ —	$882,086,753
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
18

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
19

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
20

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
21

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7725    3.31.23

Eaton Vance
Atlanta Capital Select Equity Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2023
Eaton Vance
Atlanta Capital Select Equity Fund

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Performance

Portfolio Manager(s) William O. Bell IV, CFA, W. Matthew Hereford, CFA and Charles B. Reed, CFA, each of Atlanta Capital Management Company, LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/03/2012	01/03/2012	14.06%	(5.03)%	10.56%	10.73%
Class A with 5.25% Maximum Sales Charge	—	—	8.07	(10.03)	9.37	10.14
Class C at NAV	03/19/2013	01/03/2012	13.60	(5.74)	9.74	10.08
Class C with 1% Maximum Deferred Sales Charge	—	—	12.60	(6.62)	9.74	10.08
Class I at NAV	01/03/2012	01/03/2012	14.20	(4.79)	10.84	11.01
Class R6 at NAV	02/01/2017	01/03/2012	14.23	(4.75)	10.89	11.05

Russell 1000® Index	—	—	15.24%	(8.39)%	10.86%	12.01%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	1.04%	1.79%	0.79%	0.74%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
TJX Cos., Inc. (The)	7.5%
White Mountains Insurance Group, Ltd.	7.1
Fiserv, Inc.	7.0
CDW Corp.	5.6
Markel Corp.	5.3
Global Payments, Inc.	5.0
Alphabet, Inc., Class C	4.8
Teleflex, Inc.	4.8
Gartner, Inc.	4.7
O'Reilly Automotive, Inc.	4.5
Total	56.3%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,140.60	$5.55**	1.04%
Class C	$1,000.00	$1,136.00	$9.53**	1.79%
Class I	$1,000.00	$1,142.00	$4.22**	0.79%
Class R6	$1,000.00	$1,142.30	$3.95**	0.74%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.75	$5.24**	1.04%
Class C	$1,000.00	$1,016.01	$9.00**	1.79%
Class I	$1,000.00	$1,020.99	$3.98**	0.79%
Class R6	$1,000.00	$1,021.24	$3.73**	0.74%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value
Beverages — 3.2%
Diageo PLC ADR(1)	127,332	$ 23,070,012
		$ 23,070,012
Capital Markets — 1.7%
S&P Global, Inc.	35,452	$ 12,222,786
		$ 12,222,786
Chemicals — 1.8%
Sherwin-Williams Co. (The)	56,491	$ 12,697,482
		$ 12,697,482
Construction Materials — 3.1%
Martin Marietta Materials, Inc.	62,828	$ 22,307,710
		$ 22,307,710
Containers & Packaging — 1.4%
Ball Corp.	175,944	$ 9,696,274
		$ 9,696,274
Electrical Equipment — 2.4%
AMETEK, Inc.	119,875	$ 17,421,434
		$ 17,421,434
Electronic Equipment, Instruments & Components — 6.4%
CDW Corp.	206,593	$ 40,262,910
Trimble, Inc.(2)	111,703	5,855,471
		$ 46,118,381
Financial Services — 15.1%
Fiserv, Inc.(2)	443,958	$ 50,180,573
Global Payments, Inc.	337,802	35,550,283
Visa, Inc., Class A	98,701	22,253,127
		$107,983,983
Food Products — 1.7%
Nestle S.A. ADR(1)	102,774	$ 12,506,568
		$ 12,506,568
Health Care Equipment & Supplies — 7.7%
STERIS PLC	107,209	$ 20,506,938
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	136,223	$ 34,506,648
		$ 55,013,586
Insurance — 12.4%
Markel Corp.(2)	29,912	$ 38,209,888
White Mountains Insurance Group, Ltd.	36,709	50,566,280
		$ 88,776,168
Interactive Media & Services — 4.8%
Alphabet, Inc., Class C(2)	332,280	$ 34,557,120
		$ 34,557,120
IT Services — 8.7%
Gartner, Inc.(2)	104,232	$ 33,955,658
GoDaddy, Inc., Class A(2)	367,729	28,579,898
		$ 62,535,556
Life Sciences Tools & Services — 4.9%
Danaher Corp.	53,930	$ 13,592,517
Thermo Fisher Scientific, Inc.	37,518	21,624,250
		$ 35,216,767
Professional Services — 4.7%
Broadridge Financial Solutions, Inc.	46,656	$ 6,838,370
TransUnion	214,265	13,314,427
Verisk Analytics, Inc.	71,555	13,728,542
		$ 33,881,339
Software — 2.6%
Adobe, Inc.(2)	18,612	$ 7,172,506
Autodesk, Inc.(2)	53,748	11,188,184
		$ 18,360,690
Specialty Retail — 16.3%
O'Reilly Automotive, Inc.(2)	37,620	$ 31,938,628
Ross Stores, Inc.	293,218	31,119,226
TJX Cos., Inc. (The)	689,778	54,051,004
		$117,108,858
Total Common Stocks (identified cost $447,194,976)		$709,474,714

6
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.2%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(3)	13,148,972	$ 13,148,972
Total Affiliated Fund (identified cost $13,148,972)		$ 13,148,972

Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(4)	9,421,160	$ 9,421,160
Total Securities Lending Collateral (identified cost $9,421,160)		$ 9,421,160
Total Short-Term Investments (identified cost $22,570,132)		$ 22,570,132
Total Investments — 102.1% (identified cost $469,765,108)		$732,044,846
Other Assets, Less Liabilities — (2.1)%		$ (14,902,995)
Net Assets — 100.0%		$717,141,851
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $11,824,135.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(4)	Represents investment of cash collateral received in connection with securities lending.
Abbreviations:
ADR	– American Depositary Receipt
7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Unaffiliated investments, at value (identified cost $456,616,136) — including $11,824,135 of securities on loan	$ 718,895,874
Affiliated investment, at value (identified cost $13,148,972)	13,148,972
Dividends receivable	256,167
Dividends receivable from affiliated investment	51,970
Receivable for Fund shares sold	667,586
Securities lending income receivable	5,207
Tax reclaims receivable	146,477
Total assets	$733,172,253
Liabilities
Collateral for securities loaned	$ 9,421,160
Payable for Fund shares redeemed	5,917,664
Payable to affiliates:
Investment adviser and administration fee	413,758
Distribution and service fees	47,476
Other	2,681
Accrued expenses	227,663
Total liabilities	$ 16,030,402
Net Assets	$717,141,851
Sources of Net Assets
Paid-in capital	$ 452,115,292
Distributable earnings	265,026,559
Net Assets	$717,141,851
Class A Shares
Net Assets	$ 83,843,487
Shares Outstanding	3,052,092
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 27.47
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 28.99
Class C Shares
Net Assets	$ 35,651,253
Shares Outstanding	1,423,113
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 25.05
Class I Shares
Net Assets	$ 593,172,378
Shares Outstanding	20,926,294
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 28.35
Class R6 Shares
Net Assets	$ 4,474,733
Shares Outstanding	157,297
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 28.45
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income	$ 2,102,860
Dividend income from affiliated investment	398,470
Securities lending income, net	7,879
Total investment income	$ 2,509,209
Expenses
Investment adviser and administration fee	$ 2,489,361
Distribution and service fees:
Class A	101,894
Class C	184,595
Trustees’ fees and expenses	23,809
Custodian fee	85,746
Transfer and dividend disbursing agent fees	190,034
Legal and accounting services	23,629
Printing and postage	24,339
Registration fees	37,501
Miscellaneous	16,843
Total expenses	$ 3,177,751
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 33,653
Total expense reductions	$ 33,653
Net expenses	$ 3,144,098
Net investment loss	$ (634,889)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 4,522,846
Net realized gain	$ 4,522,846
Change in unrealized appreciation (depreciation):
Investments	$ 90,259,527
Net change in unrealized appreciation (depreciation)	$90,259,527
Net realized and unrealized gain	$94,782,373
Net increase in net assets from operations	$94,147,484
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (634,889)	$ (1,811,677)
Net realized gain	4,522,846	53,155,285
Net change in unrealized appreciation (depreciation)	90,259,527	(176,654,714)
Net increase (decrease) in net assets from operations	$ 94,147,484	$(125,311,106)
Distributions to shareholders:
Class A	$ (5,124,789)	$ (5,522,108)
Class C	(2,469,246)	(3,341,372)
Class I	(36,608,467)	(49,103,496)
Class R6	(248,103)	(1,637,136)
Total distributions to shareholders	$ (44,450,605)	$ (59,604,112)
Transactions in shares of beneficial interest:
Class A	$ 14,007,829	$ (5,066,211)
Class C	(3,101,220)	(3,820,110)
Class I	10,960,045	(104,214,470)
Class R6	1,532,572	(24,053,064)
Net increase (decrease) in net assets from Fund share transactions	$ 23,399,226	$(137,153,855)
Net increase (decrease) in net assets	$ 73,096,105	$(322,069,073)
Net Assets
At beginning of period	$ 644,045,746	$ 966,114,819
At end of period	$717,141,851	$ 644,045,746
10
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 25.630	$ 32.700	$ 26.970	$ 25.680	$ 23.050	$ 19.980
Income (Loss) From Operations
Net investment loss(1)	$ (0.046)	$ (0.115)	$ (0.127)	$ (0.071)	$ (0.030)	$ (0.051)
Net realized and unrealized gain (loss)	3.639	(4.874)	6.841	1.612	3.567	3.448
Total income (loss) from operations	$ 3.593	$ (4.989)	$ 6.714	$ 1.541	$ 3.537	$ 3.397
Less Distributions
From net realized gain	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)
Total distributions	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)
Net asset value — End of period	$27.470	$25.630	$32.700	$26.970	$25.680	$23.050
Total Return(2)	14.06% (3)(4)	(16.13)%	25.32%	6.03% (4)	16.23% (4)	17.20% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 83,843	$ 64,515	$ 87,943	$ 72,953	$ 78,208	$ 46,288
Ratios (as a percentage of average daily net assets):
Expenses	1.04% (5)(6)	1.04% (6)	1.03%	1.05% (4)	1.05% (4)	1.05% (4)
Net investment loss	(0.34)% (5)	(0.39)%	(0.40)%	(0.28)%	(0.13)%	(0.24)%
Portfolio Turnover	1% (3)	9%	11%	18%	18%	3%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to less than 0.005%, 0.01%, 0.02% and 0.04% of average daily net assets for the six months ended March 31, 2023 and the years ended September 30, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
11
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 23.600	$ 30.480	$ 25.390	$ 24.360	$ 22.080	$ 19.290
Income (Loss) From Operations
Net investment loss(1)	$ (0.138)	$ (0.315)	$ (0.341)	$ (0.246)	$ (0.195)	$ (0.196)
Net realized and unrealized gain (loss)	3.341	(4.484)	6.415	1.527	3.382	3.313
Total income (loss) from operations	$ 3.203	$ (4.799)	$ 6.074	$ 1.281	$ 3.187	$ 3.117
Less Distributions
From net realized gain	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)
Total distributions	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)
Net asset value — End of period	$25.050	$23.600	$30.480	$25.390	$24.360	$22.080
Total Return(2)	13.60% (3)(4)	(16.72)%	24.35%	5.28% (4)	15.32% (4)	16.36% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 35,651	$ 36,518	$ 51,206	$ 46,117	$ 32,809	$ 24,222
Ratios (as a percentage of average daily net assets):
Expenses	1.79% (5)(6)	1.79% (6)	1.78%	1.80% (4)	1.80% (4)	1.80% (4)
Net investment loss	(1.11)% (5)	(1.14)%	(1.16)%	(1.01)%	(0.89)%	(0.96)%
Portfolio Turnover	1% (3)	9%	11%	18%	18%	3%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to less than 0.005%, 0.01%, 0.02% and 0.04% of average daily net assets for the six months ended March 31, 2023 and the years ended September 30, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
12
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 26.370	$ 33.500	$ 27.540	$ 26.150	$ 23.400	$ 20.220
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.014)	$ (0.043)	$ (0.052)	$ (0.002)	$ 0.028	$ 0.009
Net realized and unrealized gain (loss)	3.747	(5.006)	6.996	1.643	3.629	3.498
Total income (loss) from operations	$ 3.733	$ (5.049)	$ 6.944	$ 1.641	$ 3.657	$ 3.507
Less Distributions
From net realized gain	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)
Total distributions	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)
Net asset value — End of period	$ 28.350	$ 26.370	$ 33.500	$ 27.540	$ 26.150	$ 23.400
Total Return(2)	14.20% (3)(4)	(15.92)%	25.64%	6.30% (4)	16.51% (4)	17.49% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$593,172	$540,296	$799,388	$750,584	$464,862	$294,066
Ratios (as a percentage of average daily net assets):
Expenses	0.79% (5)(6)	0.79% (6)	0.78%	0.80% (4)	0.80% (4)	0.80% (4)
Net investment income (loss)	(0.10)% (5)	(0.14)%	(0.16)%	(0.01)%	0.12%	0.04%
Portfolio Turnover	1% (3)	9%	11%	18%	18%	3%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to less than 0.005%, 0.01%, 0.02% and 0.04% of average daily net assets for the six months ended March 31, 2023 and the years ended September 30, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
13
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 26.450	$ 33.580	$ 27.600	$ 26.190	$ 23.420	$ 20.230
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.002)	$ (0.066)	$ (0.037)	$ 0.011	$ 0.039	$ 0.025
Net realized and unrealized gain (loss)	3.755	(4.983)	7.001	1.650	3.638	3.492
Total income (loss) from operations	$ 3.753	$ (5.049)	$ 6.964	$ 1.661	$ 3.677	$ 3.517
Less Distributions
From net realized gain	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)
Total distributions	$ (1.753)	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)
Net asset value — End of period	$28.450	$26.450	$33.580	$27.600	$26.190	$23.420
Total Return(2)	14.23% (3)(4)	(15.88)%	25.66%	6.37% (4)	16.58% (4)	17.59% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,475	$ 2,716	$ 27,577	$ 21,482	$ 20,121	$ 14,603
Ratios (as a percentage of average daily net assets):
Expenses	0.74% (5)(6)	0.74% (6)	0.74%	0.75% (4)	0.75% (4)	0.75% (4)
Net investment income (loss)	(0.02)% (5)	(0.20)%	(0.11)%	0.04%	0.17%	0.11%
Portfolio Turnover	1% (3)	9%	11%	18%	18%	3%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to less than 0.005%, 0.01%, 0.02% and 0.04% of average daily net assets for the six months ended March 31, 2023 and the years ended September 30, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
14
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of March 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business
15

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2022, the Fund had a late year ordinary loss of $930,306 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 469,974,352
Gross unrealized appreciation	$ 276,835,451
Gross unrealized depreciation	(14,764,957)
Net unrealized appreciation	$ 262,070,494
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.700%
$500 million but less than $1 billion	0.675%
$1 billion but less than $2.5 billion	0.650%
$2.5 billion but less than $5 billion	0.630%
$5 billion and over	0.615%
For the six months ended March 31, 2023, the investment adviser and administration fee amounted to $2,489,361 or 0.69% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM and an indirect, wholly-owned subisidary of Morgan Stanley. EVM pays Atlanta Capital a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
16

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment adviser and administration fee paid was reduced by $18,137 relating to the Fund’s investment in the Liquidity Fund.
EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 0.75% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after January 31, 2024. Pursuant to this agreement, EVM and Atlanta Capital were allocated $15,516 in total of the Fund's operating expenses for the six months ended March 31, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, EVM earned $9,795 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $949 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023 in the amount of $1,136. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2023 amounted to $101,894 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2023, the Fund paid or accrued to EVD $138,446 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2023 amounted to $46,149 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2023, the Fund was informed that EVD received approximately $2,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $9,240,211 and $14,649,569, respectively, for the six months ended March 31, 2023.
17

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	794,046	$ 21,041,600	410,141	$ 12,324,611
Issued to shareholders electing to receive payments of distributions in Fund shares	154,452	4,219,638	149,385	4,441,223
Redemptions	(413,279)	(11,253,409)	(732,158)	(21,832,045)
Net increase (decrease)	535,219	$ 14,007,829	(172,632)	$ (5,066,211)
Class C
Sales	94,970	$ 2,382,699	105,803	$ 2,958,467
Issued to shareholders electing to receive payments of distributions in Fund shares	73,015	1,823,188	91,257	2,513,213
Redemptions	(292,439)	(7,307,107)	(329,249)	(9,291,790)
Net decrease	(124,454)	$ (3,101,220)	(132,189)	$ (3,820,110)
Class I
Sales	3,543,500	$ 98,104,841	4,229,905	$ 130,065,268
Issued to shareholders electing to receive payments of distributions in Fund shares	996,963	28,084,462	1,214,455	37,065,145
Redemptions	(4,103,767)	(115,229,258)	(8,818,824)	(271,344,883)
Net increase (decrease)	436,696	$ 10,960,045	(3,374,464)	$(104,214,470)
Class R6
Sales	56,064	$ 1,574,047	81,444	$ 2,480,787
Issued to shareholders electing to receive payments of distributions in Fund shares	4,159	117,522	49,095	1,502,801
Redemptions	(5,613)	(158,997)	(849,040)	(28,036,652)
Net increase (decrease)	54,610	$ 1,532,572	(718,501)	$ (24,053,064)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
18

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At March 31, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $11,824,135 and $12,058,899, respectively. Collateral received was comprised of cash of $9,421,160 and U.S. government and/or agencies securities of $2,637,739. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$9,421,160	$ —	$ —	$ —	$9,421,160
The carrying amount of the liability for collateral for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at March 31, 2023.
10  Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $13,148,972, which represents 1.9% of the Fund's net assets. Transactions in such funds by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$18,311,399	$73,100,771	$(78,263,198)	$ —	$ —	$13,148,972	$398,470	13,148,972
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
19

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 709,474,714*	$ —	$ —	$ 709,474,714
Short-Term Investments:
Affiliated Fund	13,148,972	—	—	13,148,972
Securities Lending Collateral	9,421,160	—	—	9,421,160
Total Investments	$ 732,044,846	$ —	$ —	$732,044,846
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
20

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
21

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
22

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
23

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
24

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7782    3.31.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 22, 2023